Oil and Gas Well Interests	12 Months Ended
May 31, 2012
Extractive Industries [Abstract]
Oil and Gas Well Interests

8.	OIL AND GAS WELL INTERESTS

The Company owns a 6.5% working interest (4.680% net revenue interest) in the Peters No. 1 Well, in Fayette County, Texas, and a 7.5% working interest (5.79375% net revenue interest) in each of the C-S #1, Jancik #2 and Herrmann #4 wells, located in Burleson County, Texas. The carrying cost of these wells has been completely depleted.

The Company entered into agreements with IAS Energy, Inc., a company with common directors, to purchase 40% interests (subject to 40% net revenue interests to others) on May 18, 2006, in the Ken Lee #1 natural gas well for $103,045 ($92,500 US), on June 8, 2006, in the Elvis Farris #2 natural gas well for $104,461 ($92,500 US) and on July 31, 2006, in the Clarence Bright #1 natural gas well for $104,673 ($92,500 US). All three wells are located in Knox and Laurel Counties, Kentucky. The three wells commenced production late in 2006. During the May 31, 2008 year end, the Company wrote off the carrying costs of the wells to $Nil, since the wells have no proven economic reserves.